Right-of-use assets and lease liabilities (Details 3) $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2025 ARS ($)	Jun. 30, 2024 ARS ($)	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)
Right-of-use assets and lease liabilities
Lease liabilities interests	$ (683)	$ (1,464)		$ (1,150)
Results from short-term leases	(636)	(434)	$ (694)
Gain from lease modification	$ 1,982	$ 0	$ 0